BUSINESS COMBINATIONS - Additional Information - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Total liabilities assumed	$ 941	$ 822	$ 125,894
Goodwill	$ 1,005,868	$ 1,001,507	$ 1,000,749	$ 937,771